INTANGIBLE ASSETS (Details Narrative) - USD ($)	Sep. 30, 2022	Feb. 14, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets, Gross		$ 23,229
Finite-Lived Intangible Assets, Fair Value Disclosure	$ 7,850